Content Assets	12 Months Ended
Dec. 31, 2023
Angel Studios, Inc. CIK: 0001671941
Content Assets
3.	Content Assets

Content assets consisted of the following as of December 31:

	2023	2022
Content	$1,639,251	$1,325,397
Less accumulated amortization	(249,663)	(97,722)
	$1,389,588	$1,227,675

Amortization expense on content assets for the years ended December 31, 2023 and 2022, was $151,941 and $74,948, respectively.